Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 75,000	$ 115,000	$ 190,000